UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicolas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number – (360) 734-9900
Date of fiscal year end: May 31, 2017
Date of reporting period: February 28, 2017

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stocks – 98.2%	Number of Shares	Market Value	Percentage of Assets

Consumer Discretionary

Apparel, Footwear & Accessory Design
Nike, Class B	760,000	$43,441,600	3.3%

Automotive Retailers
Genuine Parts	382,000	36,561,220	2.7%

Home Improvement
Stanley Black & Decker	100,000	12,715,000	1.0%

		92,717,820	7.0%

Consumer Staples

Beverages
PepsiCo	250,000	27,595,000	2.1%

Household Products
Colgate-Palmolive	600,000	43,788,000	3.3%
Kimberly-Clark	275,000	36,451,250	2.7%
Procter & Gamble	150,000	13,660,500	1.0%
Unilever ADR	325,000	15,431,000	1.2%
		109,330,750	8.2%

Packaged Food
General Mills	600,000	36,222,000	2.7%
JM Smucker	185,000	26,220,050	2.0%
McCormick & Co	300,000	29,526,000	2.2%
		91,968,050	6.9%

		228,893,800	17.2%

Energy

Refining & Marketing
Phillips 66	210,000	16,419,900	1.2%

		16,419,900	1.2%

Health Care

Large Pharma
AbbVie	350,000	21,644,000	1.6%
Bristol-Myers Squibb	650,000	36,861,500	2.8%
Eli Lilly	620,000	51,342,200	3.9%
GlaxoSmithKline ADR	400,000	16,592,000	1.2%
Johnson & Johnson	180,000	21,997,800	1.7%
Novartis ADR	450,000	35,176,500	2.6%
Pfizer	1,150,000	39,238,000	3.0%
		222,852,000	16.8%

Life Science Equipment
Abbott Laboratories	350,000	15,778,000	1.2%

		238,630,000	18.0%

Industrials

Aircraft & Parts
United Technologies	250,000	28,137,500	2.1%

Commercial & Residential Building Equipment & Systems
Honeywell International	400,000	49,800,000	3.7%
Johnson Controls International	417,850	17,524,629	1.3%
		67,324,629	5.0%

Courier Services
United Parcel Service	300,000	31,728,000	2.4%

Flow Control Equipment
Parker Hannifin	275,000	42,581,000	3.2%

Industrial Automation Controls
Emerson Electric	105,000	6,310,500	0.5%

Industrial Distribution & Rental
W.W. Grainger	80,000	19,836,800	1.5%

Industrial Machinery
Illinois Tool Works	400,000	52,804,000	4.0%

Measurement Instruments
Rockwell Automation	325,000	49,107,500	3.7%

Rail Freight
Canadian National Railway	534,000	37,257,180	2.8%

		335,087,109	25.2%

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan	192,400	3,353,532	0.3%

Basic & Diversified Chemicals
Air Products & Chemicals	225,000	31,605,750	2.4%
Methanex	300,000	15,300,000	1.1%
Praxair	220,000	26,116,200	2.0%
		73,021,950	5.5%

Containers & Packaging
3M	260,000	48,451,000	3.6%

Non Wood Building Materials
Carlisle	330,000	34,089,000	2.6%

Specialty Chemicals
E.I. du Pont de Nemours	500,000	39,270,000	3.0%
PPG Industries	400,000	40,972,000	3.1%
RPM International	180,000	9,592,200	0.7%
		89,834,200	6.8%

		248,749,682	18.8%

Technology

Infrastructure Software
Microsoft	750,000	47,985,000	3.6%

Semiconductor Devices
Intel	700,000	25,340,000	1.9%
Microchip Technology	600,000	43,512,000	3.3%
		68,852,000	5.2%

Semiconductor Manufacturing
Taiwan Semiconductor ADR	850,048	26,751,011	2.0%

		143,588,011	10.8%

Total investments	(Cost is $573,670,265)	1,304,086,322	98.2%
Other assets (net of liabilities)		24,021,419	1.8%
Total net assets		$1,328,107,741	100.0%
ADR: American Depositary Receipt

Amana Mutual Funds Trust, Growth Fund

Common Stocks – 97.0%	Number of Shares	Market Value	Percentage of Assets

Communications

Internet Media
Alphabet, Class A¹	55,000	$46,471,150	3.1%

		46,471,150	3.1%

Consumer Discretionary

Home & Office Product Wholesalers
Fastenal	600,000	30,018,000	2.0%

Home Products Stores
Lowe's	735,000	54,661,950	3.6%

Specialty Apparel Stores
TJX Companies	700,000	54,915,000	3.7%

		139,594,950	9.3%

Consumer Staples

Beverages
PepsiCo	235,000	25,939,300	1.7%

Household Products
Church & Dwight	1,353,866	67,476,681	4.5%
Clorox	290,000	39,674,900	2.7%
Estee Lauder, Class A	458,594	37,994,513	2.5%
		145,146,094	9.7%

		171,085,394	11.4%

Health Care

Biotech
Amgen	355,000	62,668,150	4.2%
Celgene¹	200,000	24,702,000	1.6%
		87,370,150	5.8%

Health Care Services
VCA¹	10,474	952,087	0.1%

Large Pharma
Eli Lilly	610,000	50,514,100	3.4%
Johnson & Johnson	420,000	51,328,200	3.4%
Novartis ADR	175,000	13,679,750	0.9%
Novo Nordisk ADR	1,002,195	35,407,549	2.4%
		150,929,599	10.1%

Life Science Equipment
Agilent Technologies	900,000	46,170,000	3.1%

Medical Devices
Stryker	300,000	38,568,000	2.5%

Medical Equipment
Dentsply Sirona	215,000	13,656,800	0.9%

		337,646,636	22.5%

Industrials

Aircraft & Parts
Harris	390,000	42,861,000	2.9%

Building Sub Contractors
EMCOR Group	682,750	41,975,470	2.8%

Measurement Instruments
Keysight Technologies¹	450,000	16,920,000	1.1%
Trimble¹	1,600,000	49,648,000	3.3%
		66,568,000	4.4%

Metalworking Machinery
Lincoln Electric Holdings	360,000	30,315,600	2.0%

Rail Freight
Norfolk Southern	380,000	45,991,400	3.1%
Union Pacific	370,000	39,937,800	2.7%
		85,929,200	5.8%

		267,649,270	17.9%

Technology

Application Software
Adobe Systems¹	500,000	59,170,000	3.9%
Intuit	500,000	62,720,000	4.2%
SAP SE ADR	316,379	29,480,195	2.0%
		151,370,195	10.1%

Communications Equipment
Apple	504,000	69,042,960	4.6%
Cisco Systems	1,500,000	51,270,000	3.4%
		120,312,960	8.0%

Information Services
Gartner¹	158,000	16,307,180	1.1%

Infrastructure Software
Oracle	650,000	27,683,500	1.8%

IT Services
Convergys	451,033	9,868,602	0.7%

Semiconductor Devices
Qualcomm	800,000	45,184,000	3.0%
Xilinx	600,000	35,292,000	2.4%
		80,476,000	5.4%

Semiconductor Manufacturing
ASML	385,000	46,850,650	3.1%
Taiwan Semiconductor ADR	1,243,297	39,126,557	2.6%
		85,977,207	5.7%

		491,995,644	32.8%

Total investments	(Cost is $532,678,671)	1,454,443,044	97.0%
Other assets (net of liabilities)		45,737,525	3.0%
Total net assets		$1,500,180,569	100.0%
(1) Non-income producing security ADR: American Depositary Receipt

Amana Mutual Funds Trust, Developing World Fund

Common Stocks – 88.3%	Number of Shares	Market Value	Country¹	Percentage of Assets

Communications

Internet Media
Baidu ADR²	3,500	$609,455	China³	2.5%

Telecom Carriers
Advanced Info Service	99,000	473,150	Thailand	1.9%
China Mobile ADR	9,000	497,340	China	2.0%
Telekomunikasi Indonesia ADR	30,000	855,000	Indonesia	3.4%
		1,825,490		7.3%

		2,434,945		9.8%

Consumer Discretionary

Airlines
Bangkok Airways Public Company NVDR	760,000	428,549	Thailand	1.7%

Apparel, Footwear & Accessory Design
Samsonite International	259,800	789,469	Hong Kong³	3.2%
VF	12,000	629,400	United States	2.5%
		1,418,869		5.7%

Automobiles
Ford Otomotiv Sanayi	52,500	529,340	Turkey	2.2%

E-Commerce Discretionary
MercadoLibre	7,000	1,476,090	Brazil³	5.9%

Home Improvement
Techtronic Industries	140,000	500,994	Hong Kong	2.0%

Jewelry and Watch Stores
Pandora	5,000	570,907	Denmark	2.3%

		4,924,749		19.8%

Consumer Staples

Food & Drug Stores
Clicks Group	98,000	961,941	South Africa	3.9%

Household Products
Colgate-Palmolive	8,000	583,840	United States	2.3%
Kimberly-Clark de Mexico, Class A	210,000	396,660	Mexico	1.6%
Unilever ADR	14,700	697,956	United Kingdom	2.8%
		1,678,456		6.7%

Packaged Food
Danone ADR	37,000	487,290	France	2.0%
Indofood CBP Sukses Makmur	800,000	498,357	Indonesia	2.0%
Mead Johnson Nutrition	6,000	526,740	United States	2.1%
		1,512,387		6.1%

		4,152,784		16.7%

Energy

Exploration & Production
CNOOC ADS	3,300	391,677	China	1.6%

Midstream-Oil & Gas
Petronas Gas	70,000	315,585	Malaysia	1.2%

		707,262		2.8%

Financials

Islamic Banking
BIMB Holdings	531,000	535,366	Malaysia	2.1%

Real Estate Owners & Developers
SM Prime Holdings	1,610,000	941,467	Philippines	3.8%

		1,476,833		5.9%

Health Care

Generic Pharma
Aspen Pharmacare	28,000	606,310	South Africa	2.4%
Dr. Reddy's Laboratories ADR	12,000	515,520	India	2.1%
Hikma Pharmaceuticals	18,000	481,592	Jordan	1.9%
		1,603,422		6.4%

Health Care Facilities
Bangkok Dusit Medical Services NVDR	380,000	218,599	Thailand	0.9%
IHH Healthcare	300,000	405,973	Malaysia	1.6%
KPJ Healthcare	633,998	585,175	Malaysia	2.4%
		1,209,747		4.9%

Specialty Pharma
Genomma Lab Internacional, Class B²	273,500	311,323	Mexico	1.3%
Kalbe Farma	5,900,000	675,597	Indonesia	2.7%
		986,920		4.0%

		3,800,089		15.3%

Industrials

Agricultural Machinery
Turk Traktor ve Ziraat Makineleri	22,500	480,583	Turkey	2.0%

Logistics Services
Kerry Logistics Network	400,000	527,740	China³	2.1%

Rail Freight
Kansas City Southern Industries	6,500	576,095	United States	2.3%

		1,584,418		6.4%

Technology

Application Software
Tencent Holdings ADR	36,000	956,160	China	3.8%

		956,160		3.8%

Utilities

Integrated Utilities
Aboitiz Power	815,000	696,224	Philippines	2.8%

Power Generation
Manila Electric	80,000	465,004	Philippines	1.9%

Utility Networks
Enersis Americas ADR	10,000	97,500	Chile	0.4%
Hong Kong & China Gas	348,700	670,338	China³	2.7%
		767,838		3.1%

		1,929,066		7.8%

Total Common Stock		21,966,306		88.3%

Warrants – 0.0%[4]	Number of Shares	Market Value	Country¹	Percentage of Assets

Financials

Islamic Banking
BIMB Holdings Warrants²	80,000	6,577	Malaysia	0.0%[4]

		6,577		0.0%[4]

Total Warrants		6,577		0.0%[4]

Total investments	(Cost = $19,947,353)	21,972,883		88.3%
Other assets (net of liabilities)		2,898,043		11.7%
Total net assets		$24,870,926		100.0%

¹ Country of domicile unless otherwise indicated
² Non-Income producing security
³ Denotes a country or region of primary exposure
[4] Amount is less than 0.05%

ADR: American Depositary Receipt
NVDR: Thai Non-Voting Depository
ADS: American Depositary Share

Amana Mutual Funds Trust, Participation Fund

Corporate Sukuk – 69.6%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Communications

Ooredoo Tamweel²	3.039% due 12/03/2018	$1,000,000	$1,015,635	Qatar	3.1%

		1,000,000	1,015,635		3.1%

Consumer Discretionary

Al Shindagha²	3.776% due 11/26/2019	1,250,000	1,264,040	United Arab Emirates	3.9%
Majid Al Futtaim²	4.50% due 11/03/2025	1,250,000	1,300,085	United Arab Emirates	4.0%

		2,500,000	2,564,125		7.9%

Consumer Staples

Sime Darby Global Bhd²	3.29% due 01/29/2023	1,250,000	1,212,281	Malaysia	3.7%

		1,250,000	1,212,281		3.7%

Energy

Petronas Global³	2.707% due 03/18/2020	750,000	758,684	Malaysia	2.4%

		750,000	758,684		2.4%

Financials

Dubai Islamic Bank²	2.921% due 06/03/2020	1,000,000	995,259	United Arab Emirates	3.1%
Dubai International Financial Centre²	4.325% due 11/12/2024	1,000,000	1,039,915	United Arab Emirates	3.2%
Emirates Islamic Bank²	3.542% due 05/31/2021	1,000,000	1,010,265	United Arab Emirates	3.1%
Emirates Madina Group²	4.564% due 06/18/2024	1,000,000	1,041,836	United Arab Emirates	3.2%
Exim Malaysia²	2.874% due 02/19/2019	1,000,000	1,006,377	Malaysia	3.1%
Investment Corporation of Dubai²	3.508% due 05/21/2020	1,000,000	1,008,031	United Arab Emirates	3.1%
Noor²	2.788% due 04/28/2020	1,000,000	990,251	United Arab Emirates	3.0%
Qatar Islamic Bank²	2.754% due 10/27/2020	1,000,000	994,976	Qatar	3.1%
SIB Sukuk Co III Ltd²	3.084% due 09/08/2021	1,250,000	1,239,074	United Arab Emirates	3.8%
Sukuk Funding No3²	4.348% due 12/03/2018	1,000,000	1,030,200	United Arab Emirates	3.2%
TF Varlik Kiralama²	5.375% due 04/24/2019	1,000,000	1,024,186	Turkey	3.2%

		11,250,000	11,380,370		35.1%

Industrials

DP World³	6.25% due 07/02/2017	500,000	507,000	United Arab Emirates	1.6%
DP World Crescent²	3.908% due 05/31/2023	1,000,000	1,015,000	United Arab Emirates	3.1%
Jebel Ali Free Zone²	7.00% due 06/19/2019	1,000,000	1,097,300	United Arab Emirates	3.4%

		2,500,000	2,619,300		8.1%

Utilities

Dewa²	3.00% due 03/05/2018	1,000,000	1,010,800	United Arab Emirates	3.1%
Saudi Electric Global³	4.00% due 04/08/2024	1,000,000	1,040,000	Saudi Arabia	3.2%
TNB Global Ventures Capital²	3.244% due 10/19/2026	1,000,000	965,722	Malaysia	3.0%

		$3,000,000	3,016,522		9.3%

Total Corporate Sukuk			$22,566,917		69.6%

Government Sukuk – 25.3%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Foreign Government Sukuk

China Beige Book International²	6.273% due 11/22/2018	$1,000,000	$1,056,158	Bahrain	3.2%
Department of Finance Dubai²	3.875% due 01/30/2023	1,000,000	1,034,656	United Arab Emirates	3.2%
Hazine Mustesarligi Varlik Kiralama³	2.803% due 03/26/2018	1,000,000	995,880	Turkey	3.1%
Perusahaan Penerbit SBSN³	4.55% due 03/29/2026	250,000	259,062	Indonesia	0.8%
Perusahaan Penerbit SBSN²	4.55% due 03/29/2026	1,000,000	1,036,250	Indonesia	3.2%
Perusahaan Penerbit SBSN III³	6.125% due 03/15/2019	750,000	809,063	Indonesia	2.5%
RAK Capital²	3.094% due 03/31/2025	1,000,000	982,638	United Arab Emirates	3.0%
Sharjah²	3.764% due 09/17/2024	1,000,000	1,025,057	United Arab Emirates	3.2%
State of Qatar²	3.241% due 01/18/2023	1,000,000	1,020,120	Qatar	3.1%

		$8,000,000	8,218,884		25.3%

Total investments	(Cost = $30,707,875)		30,785,801		94.9%
Other assets (net of liabilities)			1,646,872		5.1%
Total net assets			$32,432,673		100.0%

¹ Country of activity

² Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 28, 2017, the aggregate value of these securities was $26,416,112, representing 81.4% of net assets.

³ Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 28, 2017, the net value of these securities was $4,369,689 representing 13.5% of net assets.

Notes to Schedule of Investments (unaudited)

1. Organization:

Amana Mutual Funds Trust (the "Trust") was organized as a Delaware Statutory Trust on March 11, 2013, and is the successor to Amana Mutual Funds Trust, an Indiana Business Trust organized on July 26, 1984, pursuant to a reorganization on July 19, 2013.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust's Board of Directors, Saturna Capital, the Trust's investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security's fair value.

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized below.

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017, in valuing the Funds' investments carried at value:

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total

Income Fund
Common Stocks¹	$1,304,086,322	$-	$-	$1,304,086,322
Total Assets	$1,304,086,322	$-	$-	$1,304,086,322

Growth Fund
Common Stocks¹	$1,454,443,044	$-	$-	$1,454,443,044
Total Assets	$1,454,443,044	$-	$-	$1,454,443,044

Developing World
Common Stocks
Communications	$1,961,795	$473,150	$-	$2,434,945
Consumer Discretionary	2,105,490	2,819,259	-	4,924,749
Consumer Staples	2,295,826	1,856,958	-	4,152,784
Energy	391,677	315,585	-	707,262
Financials	-	1,476,833	-	1,476,833
Health Care	515,520	3,284,569	-	3,800,089
Industrials	576,095	1,008,323	-	1,584,418
Technology	956,160	-	-	956,160
Utilities	97,500	1,831,566	-	1,929,066
Total Common Stocks	8,900,063	13,066,243	-	21,966,306
Warrants¹	-	6,577	-	6,577
Total Assets	$8,900,063	$13,072,820	$-	$21,972,883

Participation Fund
Corporate Sukuk¹	$-	$22,566,917	$-	$22,566,917
Government Sukuk¹	-	8,218,884	-	8,218,884
Total Assets	$-	$30,785,801	$-	$30,785,801
During the period ended February 28,2017, no Fund had transfers between Level 1 and Level 2. ¹ See the Schedule of Investments for additional details

3. Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During a previous fiscal period ended February 28, 2017, the Funds held positions in rights offerings as a result of actions taken by the board of directors of the underlying companies. Rights offerings are issued to existing shareowners of companies and allow shareowners to purchase additional company shares, generally at a discount to the current market price, prior to a set expiration date. As a result of exercising certain rights offerings, the Funds received warrants. Holders of warrants have the right to purchase additional securities directly from the issuer at a set exercise price, prior to a stated expiration date.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of February 28, 2017, by risk category are as follows:

Developing World Fund
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Investments in securities, at value	Warrants	$6,577
	Total	$6,577

Statement of Operations effects

Developing World Fund
Derivatives not designated as hedging instruments	Unrealized Gains
Warrants	$1,382
Total	$1,382

4. Federal Income Taxes:

The cost basis of investments for federal income tax purposes at February 28, 2017, were as follows:

	Income Fund	Growth Fund
Cost of investments	$573,670,265	$532,678,671
Gross unrealized appreciation	733,306,282	921,784,403
Gross unrealized depreciation	(2,890,225)	(20,030)
Net unrealized appreciation	$730,416,057	$921,764,373

	Developing World Fund	Participation Fund
Cost of investments	$19,947,353	$30,707,875
Gross unrealized appreciation	4,115,825	193,770
Gross unrealized depreciation	(2,090,295)	(115,844)
Net unrealized appreciation	$2,025,530	$77,926

5. Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Funds' financial statements.

Item 2. Controls and Procedures

  An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures were effective.
  The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President and Chief Executive Officer

Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President and Chief Executive Officer

Date: April 28, 2017

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Chief Financial Officer

Date: April 28, 2017

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